Debt (Detail Textuals 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Debt Securities [Abstract]
Interest expense capitalized			$ 608